Consolidated Statements of Shareholders' Equity (USD $)	Total	Series A-1 Convertible Preferred Stock [Member]	Series A-2 Convertible Preferred Stock [Member]	Series B Convertible Preferred Stock [Member]	Series C Convertible Preferred Stock [Member]	Series D-1 Convertible Preferred Stock [Member]	Series D-2 Convertible Preferred Stock [Member]	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Beginning Balance at Dec. 31, 2010	$ (38,634,058)	$ 268,748	$ 73,646	$ 714,012	$ 1,109,522	$ 144,462	$ 452,538	$ 10,007	$ (57,742)	$ 149,202,027	$ (190,551,278)
Beginning Balance, Shares at Dec. 31, 2010		26,874,792	7,364,582	71,401,237	110,952,217	14,446,227	45,253,788	1,000,681	14,381
Share-based compensation	2,347,439									2,347,439
Issuance of convertible Series D-2 stock	12,014,815						184,274			11,830,541
Issuance of convertible Series D-2 stock, Shares							18,427,388
Stock option exercises	70,400							483		69,917
Stock option exercises, Shares								48,349
Net income (loss)	6,717,120										6,717,120
Ending Balance at Dec. 31, 2011	(17,484,284)	268,748	73,646	714,012	1,109,522	144,462	636,812	10,490	(57,742)	163,449,924	(183,834,158)
Ending Balance, Shares at Dec. 31, 2011		26,874,792	7,364,582	71,401,237	110,952,217	14,446,227	63,681,176	1,049,030	14,381
Share-based compensation	838,395									838,395
Stock option exercises	46,826							499		46,327
Stock option exercises, Shares	49,883							49,884
Net income (loss)	8,361,755										8,361,755
Ending Balance at Dec. 31, 2012	$ (8,237,308)	$ 268,748	$ 73,646	$ 714,012	$ 1,109,522	$ 144,462	$ 636,812	$ 10,989	$ (57,742)	$ 164,334,646	$ (175,472,403)
Ending Balance, Shares at Dec. 31, 2012		26,874,792	7,364,582	71,401,237	110,952,217	14,446,227	63,681,176	1,098,914	14,381